RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Due from Related Parties	$ 39,077	$ 23,720
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	34,472	19,039
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due from Related Parties	3,447	3,833
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 1,158	$ 848